
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF ASSETS AND LIABILITIES - UNAUDITED
JUNE 30, 1998

                                                               Fidelity      Fidelity      Fidelity      Fidelity
                                                                  VIP           VIP           VIP         VIP II
                                                                 High         Equity-        Money        Asset
                                                                Income        Income        Market       Manager
                                                               Portfolio    Portfolio     Portfolio     Portfolio
                                                              ----------    ----------    ----------    ----------
ASSETS:
  Investments:
  Fidelity VIP High Income Portfolio
     Shares                                       786
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .$    9,914             -             -             -
  Fidelity VIP Equity-Income Portfolio
     Shares                                     6,752
     Cost                                    $169,928
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -    $  169,873             -             -
  Fidelity VIP Money Market Portfolio
     Share                                  1,156,657
     Cost                                  $1,156,657
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -    $1,156,657             -
  Fidelity VIP II Asset Manager Portfolio
     Shares                                       589
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -    $   10,135
  Fidelity VIP II Index 500 Portfolio
     Shares                                     5,140
     Cost                                     650,264
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP III Growth Opportunities Portfolio
     Bond Portfolio
     Shares                                      498
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Bond Fund
     Shares                                       967
     Cost                                     $10,086
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Growth and Value Fund
     Shares                                       566
     Cost                                     $10,052
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Mid-Cap Opportunity Fund
     Shares                                       619
     Cost                                     $10,055
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Growth Fund
     Shares                                       556
     Cost                                     $10,021
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Intrinsic Value Fund
     Shares                                       814
     Cost                                     $10,085
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT International Growth Fund
     Shares                                       732
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT Vista Fund
     Shares                                       713
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT Voyager Fund
     Shares                                       237
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -


  Receivable from Hartford Life And Annuity Insurance Company          -             -             -             -
                                                              ----------    ----------    ----------    ----------
    Total Assets. . . . . . . . . . . . . . . . . . . . . . .      9,914       169,873     1,156,657        10,135
                                                              ----------    ----------    ----------    ----------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company. . .         11       159,939         6,621            11
                                                              ----------    ----------    ----------    ----------
   Total Liabilities. . . . . . . . . . . . . . . . . . . . .         11       159,939         6,621            11
                                                              ----------    ----------    ----------    ----------
   Net Assets . . . . . . . . . . . . . . . . . . . . . . . . $    9,903    $    9,934    $1,150,036    $   10,124
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants . . . . . . . . . . . . . . . .          -             -       113,100           -
  Unit Price. . . . . . . . . . . . . . . . . . . . . . . . . $   9.9028    $   9.9339    $  10.0792    $  10.1245

  Units Owned by Hartford Life and Annuity Insurance Company       1,000         1,000         1,000         1,000
  Unit Price  . . . . . . . . . . . . . . . . . . . . . . . . $   9.9028    $   9.9339    $  10.0792    $  10.1245


                                                                                                         Pegasus
                                                               Fidelity     Fidelity                      Growth
                                                               VIP II       VIP III        Pegasus         and
                                                                Index        Growth          Bond         Value
                                                                 500      Opportunities      Fund          Fund
                                                              Portfolio     Portfolio     Portfolio     Portfolio
                                                              ----------    ----------    ----------    ----------
ASSETS:
  Investments:
  Fidelity VIP High Income Portfolio
     Shares                                      786
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP Equity-Income Portfolio
     Shares                                    6,752
     Cost                                   $169,928
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP Money Market Portfolio
     Shares                                1,156,657
     Cost                                 $1,156,657
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP II Asset Manager Portfolio
     Shares                                      589
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP II Index 500 Portfolio
     Shares                                    5,140
     Cost                                    650,264
     Market Value. . . . . . . . . . . . . . . . . . . . . . .$  664,391             -             -             -
  Fidelity VIP III Growth Opportunities Portfolio
     Bond Portfolio
     Shares                                      498
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -    $   10,169             -             -
  Pegasus Bond Fund
     Shares                                      967
     Cost                                    $10,086
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -    $   10,105             -
  Pegasus Growth and Value Fund
     Shares                                      566
     Cost                                    $10,052
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -    $    9,879
  Pegasus Mid-Cap Opportunity Fund
     Shares                                      619
     Cost                                    $10,055
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Growth Fund
     Shares                                      556
     Cost                                    $10,021
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Intrinsic Value Fund
     Shares                                      814
     Cost                                    $10,085
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT International Growth Fund
     Shares                                      732
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT Vista Fund
     Shares                                      713
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT Voyager Fund
     Shares                                      237
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -


  Receivable from Hartford Life And Annuity Insurance Company    125,544             -            75             -
                                                              ----------    ----------    ----------    ----------
   Total Assets. . . . . . . . . . . . . . . . . . . . . . . .   789,935        10,169        10,180         9,879
                                                              ----------    ----------    ----------    ----------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company . . .         -            11             -            11
                                                              ----------    ----------    ----------    ----------
   Total Liabilities . . . . . . . . . . . . . . . . . . . . .         -            11             -            11
                                                              ----------    ----------    ----------    ----------
   Net Assets. . . . . . . . . . . . . . . . . . . . . . . . .$  789,935    $   10,158    $   10,180    $    9,868
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . . . . . . . . . . . . .    76,366             -             -             -
  Unit Price . . . . . . . . . . . . . . . . . . . . . . . . .$  10.2103    $  10.1581    $  10.1805    $   9.8681

  Units Owned by Hartford Life and Annuity Insurance Company       1,000         1,000         1,000         1,000
  Unit Price . . . . . . . . . . . . . . . . . . . . . . . . .$  10.2103    $  10.1581    $  10.1805    $   9.8681

                                                                                                         Putnam
                                                                Pegasus                    Pegasus         VT
                                                                Mid-Cap      Pegasus      Intrinsic   International
                                                             Opportunity      Growth        Value        Growth
                                                                 Fund          Fund          Fund         Fund
                                                              Portfolio     Portfolio     Portfolio     Portfolio
                                                              ----------    ----------    ----------   -----------
ASSETS:
  Investments:
  Fidelity VIP High Income Portfolio
     Shares                                       786
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP Equity-Income Portfolio
     Shares                                     6,752
     Cost                                    $169,928
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP Money Market Portfolio
     Shares                                 1,156,657
     Cost                                  $1,156,657
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP II Asset Manager Portfolio
     Shares                                       589
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP II Index 500 Portfolio
     Shares                                     5,140
     Cost                                     650,264
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Fidelity VIP III Growth Opportunities Portfolio
     Bond Portfolio
     Shares                                       498
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Bond Fund
     Shares                                       967
     Cost                                     $10,086
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Growth and Value Fund
     Shares                                       566
     Cost                                     $10,052
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Pegasus Mid-Cap Opportunity Fund
     Shares                                       619
     Cost                                     $10,055
     Market Value. . . . . . . . . . . . . . . . . . . . . . .$    9,486             -             -             -
  Pegasus Growth Fund
     Shares                                       556
     Cost                                     $10,021
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -    $   10,228             -             -
  Pegasus Intrinsic Value Fund
     Shares                                       814
     Cost                                     $10,085
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -    $    9,628             -
  Putnam VT International Growth Fund
     Shares                                       732
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -    $   10,022
  Putnam VT Vista Fund
     Shares                                       713
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -
  Putnam VT Voyager Fund
     Shares                                       237
     Cost                                     $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -             -             -


  Receivable from Hartford Life And Annuity Insurance Company          -             -            36             -
                                                              ----------    ----------    ----------    ----------
   Total Assets. . . . . . . . . . . . . . . . . . . . . . . .     9,486        10,228         9,664        10,022
                                                              ----------    ----------    ----------    ----------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company . . .        11            11             -            11
                                                              ----------    ----------    ----------    ----------
   Total Liabilities . . . . . . . . . . . . . . . . . . . . .        11            11             -            11
                                                              ----------    ----------    ----------    ----------
   Net Assets. . . . . . . . . . . . . . . . . . . . . . . . .$    9,475    $   10,217    $    9,664    $   10,011
                                                              ----------    ----------    ----------    ----------
                                                              ----------    ----------    ----------    ----------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . . . . . . . . . . . . .         -             -             -             -
  Unit Price . . . . . . . . . . . . . . . . . . . . . . . . .$   9.4759    $  10.2171    $   9.6639    $  10.0111

  Units Owned by Hartford Life and Annuity Insurance Company       1,000         1,000         1,000         1,000
  Unit Price . . . . . . . . . . . . . . . . . . . . . . . . .$   9.4759    $  10.2171    $   9.6639    $  10.0111


                                                                Putnam        Putnam
                                                                  VT            VT
                                                                 Vista       Voyager
                                                                 Fund         Fund
                                                              Portfolio     Portfolio
                                                              ----------    ----------
ASSETS:
  Investments:
  Fidelity VIP High Income Portfolio
     Shares                                      786
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Fidelity VIP Equity-Income Portfolio
     Shares                                    6,752
     Cost                                   $169,928
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Fidelity VIP Money Market Portfolio
     Shares                                1,156,657
     Cost                                 $1,156,657
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Fidelity VIP II Asset Manager Portfolio
     Shares                                      589
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Fidelity VIP II Index 500 Portfolio
     Shares                                    5,140
     Cost                                    650,264
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Fidelity VIP III Growth Opportunities Portfolio
     Bond Portfolio
     Shares                                      498
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Pegasus Bond Fund
     Shares                                      967
     Cost                                    $10,086
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Pegasus Growth and Value Fund
     Shares                                      566
     Cost                                    $10,052
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Pegasus Mid-Cap Opportunity Fund
     Shares                                      619
     Cost                                    $10,055
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Pegasus Growth Fund
     Shares                                      556
     Cost                                    $10,021
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Pegasus Intrinsic Value Fund
     Shares                                      814
     Cost                                    $10,085
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Putnam VT International Growth Fund
     Shares                                      732
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -             -
  Putnam VT Vista Fund
     Shares                                      713
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .$   10,271             -
  Putnam VT Voyager Fund
     Shares                                      237
     Cost                                    $10,000
     Market Value. . . . . . . . . . . . . . . . . . . . . . .         -    $   10,215


  Receivable from Hartford Life And Annuity Insurance Company          -             -
                                                              ----------    ----------
   Total Assets. . . . . . . . . . . . . . . . . . . . . . . .    10,271        10,215
                                                              ----------    ----------

LIABILITIES:
  Payable to Hartford Life and Annuity Insurance Company . . .        11            11
                                                              ----------    ----------
   Total Liabilities . . . . . . . . . . . . . . . . . . . . .        11            11
                                                              ----------    ----------
   Net Assets. . . . . . . . . . . . . . . . . . . . . . . . .$   10,260    $   10,204
                                                              ----------    ----------
                                                              ----------    ----------

VARIABLE LIFE INSURANCE POLICIES:
  Units Owned by Participants. . . . . . . . . . . . . . . . .         -             -
  Unit Price . . . . . . . . . . . . . . . . . . . . . . . . .$  10.2599    $  10.2043

  Units Owned by Hartford Life and Annuity Insurance Company .     1,000         1,000
  Unit Price . . . . . . . . . . . . . . . . . . . . . . . . .$  10.2599    $  10.2043




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF OPERATIONS  - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998


                                                                Fidelity      Fidelity      Fidelity      Fidelity      Fidelity
                                                                  VIP           VIP           VIP          VIP II        VIP II
                                                                 High         Equity-        Money         Asset         Index
                                                                Income        Income         Market       Manager         500
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               ---------     ---------     ---------     ---------     ---------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .   $       -     $       -     $  18,545     $       -     $       -


EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .         (11)          (11)       (1,174)          (11)         (397)
                                                               ---------     ---------     ---------     ---------     ---------

    Net investment income (loss) . . . . . . . . . . . . . .         (11)          (11)       17,371           (11)         (397)
                                                               ---------     ---------     ---------     ---------     ---------

NET REALIZED AND UNREALIZED GAIN (Loss) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions  . . .           -             -             -             -        (2,743)
  Net unrealized appreciation (depreciation) of
    investments during the year  . . . . . . . . . . . . . .         (86)          (55)            -           135        14,127
                                                               ---------     ---------     ---------     ---------     ---------
  Net realized and unrealized gain (loss) on investments . .         (86)          (55)            -           135        11,384
                                                               ---------     ---------     ---------     ---------     ---------

   Net increase in net assets resulting from operations. . .   $     (97)    $     (66)    $  17,371     $     124     $  10,987
                                                               ---------     ---------     ---------     ---------     ---------
                                                               ---------     ---------     ---------     ---------     ---------

                                                                                            Pegasus
                                                               Fidelity                      Growth       Pegasus
                                                                VIP III      Pegasus          and         Mid-Cap       Pegasus
                                                                Growth         Bond          Value      Opportunity     Growth
                                                             Opportunities     Fund          Fund          Fund          Fund
                                                               Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               ---------     ---------     ---------     ---------     ---------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .   $       -     $      86     $      53     $      55     $      21

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .         (11)          (11)          (11)          (11)          (11)
                                                               ---------     ---------     ---------     ---------     ---------

    Net investment income (loss) . . . . . . . . . . . . . .         (11)           75            42            44            10
                                                               ---------     ---------     ---------     ---------     ---------

NET REALIZED AND UNREALIZED GAIN (Loss) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .           -             -             -             -             -
  Net unrealized appreciation (depreciation) of
    investments during the year. . . . . . . . . . . . . . .         169            20          (188)         (569)          207
                                                               ---------     ---------     ---------     ---------     ---------
  Net realized and unrealized gain (loss) on investments . .         169            20          (188)         (569)          207
                                                               ---------     ---------     ---------     ---------     ---------

   Net increase in net assets resulting from operations. . .   $     158     $      95     $    (146)    $    (525)    $     217
                                                               ---------     ---------     ---------     ---------     ---------
                                                               ---------     ---------     ---------     ---------     ---------


                                                                              Putnam
                                                                Pegasus         VT         Putnam        Putnam
                                                               Intrinsic   International     VT             VT
                                                                 Value        Growth        Vista        Voyager
                                                                  Fund         Fund         Fund          Fund
                                                               Portfolio     Portfolio    Portfolio     Portfolio
                                                               ---------     ---------    ---------     ---------
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . .   $      85     $       -    $       -     $       -

EXPENSES:
  Mortality and expense risk undertakings. . . . . . . . . .         (11)          (11)         (11)          (11)
                                                               ---------     ---------    ---------     ---------

    Net investment income (loss) . . . . . . . . . . . . . .          74           (11)         (11)          (11)
                                                               ---------     ---------    ---------     ---------

NET REALIZED AND UNREALIZED GAIN (Loss) ON INVESTMENTS:
  Net realized gain (loss) on investment transactions. . . .           -             -            -             -
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . .        (456)           22          271           215
                                                               ---------     ---------    ---------     ---------
  Net realized and unrealized gain (loss) on investments . .        (456)           22          271           215
                                                               ---------     ---------    ---------     ---------

    Net increase in net assets resulting from operations . .   $    (382)    $      11    $     260     $     204
                                                               ---------     ---------    ---------     ---------
                                                               ---------     ---------    ---------     ---------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
STATEMENT OF CHANGES IN NET ASSETS - UNAUDITED
FOR THE SIX MONTHS ENDED JUNE 30, 1998


                                                                             Fidelity       Fidelity       Fidelity      Fidelity
                                                                               VIP            VIP            VIP          VIP II
                                                                               High         Equity-         Money         Asset
                                                                              Income         Income        Market         Manager
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
                                                                           ----------     ----------     ----------     ----------
OPERATIONS:
  Net Investment Income (Loss) . . . . . . . . . . . . . . . . . . . .     $      (11)    $      (11)    $   17,371     $      (11)
  Net realized gain (loss) on investment transactions  . . . . . . . .              -              -              -             -
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . .            (86)           (55)             -            135
                                                                           ----------     ----------     ----------     ----------

    Net increase in net assets resulting from operations . . . . . . .            (97)           (66)        17,371            124
                                                                           ----------     ----------     ----------     ----------

UNIT TRANSACTIONS:
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000         10,000      1,926,649         10,000
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . .              -              -         (1,332)             -
  Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -        (24,108)             -
  Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . .              -              -       (768,544)             -
                                                                           ----------     ----------     ----------     ----------
    Net increase in net assets resulting from unit transactions. . . .         10,000         10,000      1,132,665         10,000
                                                                           ----------     ----------     ----------     ----------

    Total increase in net assets . . . . . . . . . . . . . . . . . . .          9,903          9,934      1,150,036         10,124

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -              -              -
                                                                           ----------     ----------     ----------     ----------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    9,903     $    9,934     $1,150,036     $   10,124
                                                                           ----------     ----------     ----------     ----------
                                                                           ----------     ----------     ----------     ----------



                                                                                                                         Pegasus
                                                                            Fidelity      Fidelity                        Growth
                                                                             VIP II        VIP III         Pegasus         and
                                                                              Index        Growth           Bond          Value
                                                                               500      Opportunities       Fund           Fund
                                                                            Portfolio     Portfolio       Portfolio      Portfolio
                                                                           ----------     ----------     ----------     ----------
OPERATIONS:
  Net Investment Income (Loss) . . . . . . . . . . . . . . . . . . . .     $     (397)    $      (11)    $       75     $       42
  Net realized gain (loss) on investment transactions. . . . . . . . .         (2,743)             -              -              -
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . .         14,127            169             20           (188)
                                                                           ----------     ----------     ----------     ----------

    Net increase in net assets resulting from operations . . . . . . .         10,987            158             95           (146)
                                                                           ----------     ----------     ----------     ----------

UNIT TRANSACTIONS:
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000         10,000         10,000         10,000
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . .           (109)             -              -              -
  Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . .         (1,961)             -              -              -
  Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . .        771,018              -             85             14
                                                                           ----------     ----------     ----------     ----------
    Net increase in net assets resulting from unit transactions. . . .        778,948         10,000         10,085         10,014
                                                                           ----------     ----------     ----------     ----------

    Total increase in net assets . . . . . . . . . . . . . . . . . . .        789,935         10,158         10,180          9,868

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -              -              -
                                                                           ----------     ----------     ----------     ----------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  789,935     $   10,158     $   10,180     $    9,868
                                                                           ----------     ----------     ----------     ----------
                                                                           ----------     ----------     ----------     ----------

                                                                                                                          Putnam
                                                                            Pegasus                       Pegasus           VT
                                                                            Mid-Cap         Pegasus      Intrinsic     International
                                                                           Opportunity      Growth          Value         Growth
                                                                              Fund           Fund           Fund           Fund
                                                                            Portfolio      Portfolio      Portfolio      Portfolio
                                                                           ----------     ----------     ----------     ----------
OPERATIONS:
  Net Investment Income (Loss) . . . . . . . . . . . . . . . . . . . .     $       44     $       10     $       74     $      (11)
  Net realized gain (loss) on investment transactions. . . . . . . . .              -              -              -              -
  Net unrealized appreciation (depreciation) of
      investments during the year  . . . . . . . . . . . . . . . . . .           (569)           207           (456)            22
                                                                           ----------     ----------     ----------     ----------

    Net increase in net assets resulting from operations . . . . . . .           (525)           217           (382)            11
                                                                           ----------     ----------     ----------     ----------

UNIT TRANSACTIONS:
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000         10,000         10,000         10,000
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . .              -              -              -              -
  Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -              -              -
  Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . .              -              -             46              -
                                                                           ----------     ----------     ----------     ----------
    Net increase in net assets resulting from unit transactions. . . .         10,000         10,000         10,046         10,000
                                                                           ----------     ----------     ----------     ----------

    Total increase in net assets . . . . . . . . . . . . . . . . . . .          9,475         10,217          9,664         10,011

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -              -              -
                                                                           ----------     ----------     ----------     ----------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    9,475     $   10,217     $    9,664     $   10,011
                                                                           ----------     ----------     ----------     ----------
                                                                           ----------     ----------     ----------     ----------


                                                                             Putnam          Putnam
                                                                               VT              VT
                                                                             Vista          Voyager
                                                                              Fund            Fund
                                                                            Portfolio      Portfolio
                                                                           ----------     ----------
OPERATIONS:
  Net Investment Income (Loss) . . . . . . . . . . . . . . . . . . . .     $      (11)    $      (11)
  Net realized gain (loss) on investment transactions. . . . . . . . .              -              -
  Net unrealized appreciation (depreciation) of
      investments during the year. . . . . . . . . . . . . . . . . . .            271            215
                                                                           ----------     ----------

    Net increase in net assets resulting from operations . . . . . . .            260            204
                                                                           ----------     ----------

UNIT TRANSACTIONS:
  Premiums . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000         10,000
  Administrative fees. . . . . . . . . . . . . . . . . . . . . . . . .              -              -
  Cost of insurance. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -
  Other activity . . . . . . . . . . . . . . . . . . . . . . . . . . .              -              -
                                                                           ----------     ----------
    Net increase in net assets resulting from unit transactions. . . .         10,000         10,000
                                                                           ----------     ----------

    Total increase in net assets . . . . . . . . . . . . . . . . . . .         10,260         10,204

NET ASSETS:
  Beginning of year. . . . . . . . . . . . . . . . . . . . . . . . . .              -              -
                                                                           ----------     ----------
  End of year. . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   10,260     $  10,204
                                                                           ----------     ----------
                                                                           ----------     ----------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.